Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares		Value
Common Stocks– 96.8%
Auto Components – 1.0%
Zhejiang Yinlun Machinery Co Ltd - Class A	752,054	$1,209,296
Automobiles – 2.7%
Eicher Motors Ltd*	27,955	1,004,669
Li Auto Inc (ADR)*	62,194	2,173,058
		3,177,727
Banks – 4.9%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	5,267,100	1,046,516
ICICI Bank Ltd*	204,740	1,737,914
Itau Unibanco Holding SA (ADR)	245,215	1,473,742
Vietnam Technological & Commercial Joint Stock Bank*	688,500	1,576,603
		5,834,775
Beverages – 2.3%
Becle SAB de CV*	436,780	1,149,300
Varun Beverages Ltd	164,579	1,615,565
		2,764,865
Building Products – 1.5%
China Lesso Group Holdings Ltd	280,000	690,975
Xinyi Glass Holdings Ltd	274,000	1,116,948
		1,807,923
Chemicals – 2.6%
Hansol Chemical Co Ltd	5,929	1,292,690
LG Chem Ltd	2,378	1,795,115
		3,087,805
Commercial Services & Supplies – 0.9%
A-Living Services Co Ltd (144A)	215,000	1,070,279
Communications Equipment – 1.8%
Accton Technology Corp	177,000	2,099,731
Containers & Packaging – 1.4%
Yunnan Energy New Material Co Ltd - Class A	47,489	1,718,876
Diversified Consumer Services – 2.5%
Afya Ltd*	65,232	1,681,681
Fu Shou Yuan International Group Ltd	1,384,000	1,351,183
		3,032,864
Diversified Financial Services – 3.6%
HH&L Acquisition Co*	129,577	1,307,432
Linklogis Inc - Class B*,§	551,439	1,238,662
Linklogis Inc - Class B (144A)*	246,500	553,697
Provident Acquisition Corp*	125,507	1,258,835
		4,358,626
Electrical Equipment – 0.6%
Shenzhen Megmeet Electrical Co Ltd - Class A	147,999	714,629
Electronic Equipment, Instruments & Components – 2.5%
Sinbon Electronics Co Ltd	136,000	1,337,545
Wingtech Technology Co Ltd - Class A	112,923	1,691,828
		3,029,373
Entertainment – 2.2%
NetEase Inc	64,075	1,451,655
Sea Ltd (ADR)*	4,501	1,235,975
		2,687,630
Food & Staples Retailing – 0.8%
Dino Polska SA (144A)*	13,847	1,017,157
Health Care Providers & Services – 2.4%
New Horizon Health Ltd (144A)*	72,500	739,558
New Horizons Health Systems Inc*	90,500	923,172
Notre Dame Intermedica Participacoes SA	69,238	1,182,414
		2,845,144
Hotels, Restaurants & Leisure – 1.6%
Yum China Holdings Inc	29,800	1,944,037
Information Technology Services – 2.2%
21Vianet Group Inc (ADR)*	56,223	1,290,318
Network International Holdings PLC (144A)*	268,221	1,356,667
		2,646,985
Insurance – 0.9%
AIA Group Ltd	88,400	1,098,724
Interactive Media & Services – 11.0%
AfreecaTV Co Ltd	10,299	1,088,438
NAVER Corp	7,764	2,878,748
Tencent Holdings Ltd	105,100	7,905,411

Shares		Value
Common Stocks– (continued)
Interactive Media & Services– (continued)
Yandex NV*	19,217	$1,359,603
		13,232,200
Internet & Direct Marketing Retail – 13.3%
Alibaba Group Holding Ltd*	134,332	3,806,370
B2W Cia Digital*	107,851	1,436,943
Meituan Dianping (144A)*	72,000	2,971,214
MercadoLibre Inc*	1,268	1,975,278
Naspers Ltd	19,532	4,103,041
Ozon Holdings PLC (ADR)*	27,751	1,626,764
		15,919,610
Life Sciences Tools & Services – 0.7%
Syngene International Ltd (144A)*	99,311	779,389
Machinery – 0.8%
Sany Heavy Industry Co Ltd	210,313	945,282
Metals & Mining – 3.7%
Anglo American PLC	42,419	1,685,296
Ivanhoe Mines Ltd*	382,086	2,759,133
		4,444,429
Oil, Gas & Consumable Fuels – 1.8%
LUKOIL PJSC (ADR)	23,067	2,136,465
Pharmaceuticals – 2.1%
Everest Medicines Ltd (144A)*	172,000	1,711,338
Zhaoke Ophthalmology Ltd (144A)*	526,000	796,713
		2,508,051
Real Estate Management & Development – 2.6%
Logan Property Holdings Co Ltd	888,000	1,329,009
Vinhomes JSC (144A)*	357,660	1,833,835
		3,162,844
Road & Rail – 0.9%
Full Truck Alliance Co (ADR)*	51,190	1,043,252
Semiconductor & Semiconductor Equipment – 12.1%
Flat Glass Group Co Ltd - Shares H	288,000	1,187,002
LEENO Industrial Inc	7,372	1,149,011
LONGi Green Energy Technology Co Ltd - Class A	109,579	1,505,172
MediaTek Inc	39,000	1,346,662
Taiwan Semiconductor Manufacturing Co Ltd	435,000	9,290,201
		14,478,048
Software – 0.4%
Tuya Inc (ADR)*	19,712	482,944
Specialty Retail – 0.9%
Wilcon Depot Inc	2,612,100	1,078,562
Technology Hardware, Storage & Peripherals – 5.2%
Samsung Electronics Co Ltd	86,331	6,187,311
Thrifts & Mortgage Finance – 2.9%
Housing Development Finance Corp Ltd	106,041	3,531,490
Total Common Stocks (cost $89,509,770)		116,076,323
Preferred Stocks– 0.5%
Pharmaceuticals – 0.5%
CANbridge Pharmaceuticals Inc PP*,¢,§((cost $592,646)	40,125	592,646
Investment Companies– 2.2%
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $2,656,703)	2,656,437	2,656,703
Total Investments (total cost $92,759,119) – 99.5%		119,325,672
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		640,771
Net Assets – 100%		$119,966,443

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$43,037,576	36.1%
Taiwan	15,310,114	12.8
South Korea	14,391,313	12.1
India	8,669,027	7.3
Brazil	5,774,780	4.8
Russia	5,122,832	4.3
Hong Kong	4,781,939	4.0
South Africa	4,103,041	3.4
Vietnam	3,410,438	2.9
United Kingdom	3,041,963	2.5
Canada	2,759,133	2.3
United States	2,656,702	2.2
Argentina	1,975,278	1.7
Mexico	1,149,300	1.0
Philippines	1,078,562	0.9
Indonesia	1,046,516	0.9
Poland	1,017,157	0.8

Total	$119,325,671	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/21
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	$1,444	$(63)	$-	$2,656,703

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	1,591,732	57,921,839	(56,856,805)	2,656,703

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2021 is $12,829,847, which represents 10.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2021 is $592,646, which represents 0.5% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted Securities (as of June 30, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
CANbridge Pharmaceuticals Inc PP	4/27/21	$592,646	$592,646	0.5%
Linklogis Inc - Class B	3/31/21	1,259,614	1,238,662	1.0
Total		$1,852,260	$1,831,308	1.5%

The Fund has registration rights for certain restricted securities held as of June 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$116,076,323	$-	$-
Preferred Stocks	-	-	592,646
Investment Companies	-	2,656,703	-
Total Assets	$116,076,323	$2,656,703	$592,646

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70217 08-21